Take Private - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 29, 2016	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Stock-based compensation expense			$ 7,718,000	$ 41,000	$ 17,000	$ 5,833,000	$ 80,000
Predecessor
Business Acquisition [Line Items]
Stock-based compensation expense		$ 87,763,000
SolarWinds, Inc.
Business Acquisition [Line Items]
Consideration transferred	$ 4,600,000,000
Predecessor outstanding common stock	4,300,000,000
Settlement of outstanding stock-based awards	173,100,000
Predecessor outstanding debt	90,000,000
Predecessor management non-cash equity contribution	9,400,000
Purchase price, equity financing	2,500,000,000
Purchase price, debt financing	2,000,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Acquisition related costs					$ 2,500,000		$ 1,200,000
SolarWinds, Inc. | Predecessor
Business Acquisition [Line Items]
Acquisition related costs		133,100,000
Stock-based compensation expense		$ 87,500,000